Related parties (Tables)	12 Months Ended
Dec. 31, 2017
Related parties (Tables) [Abstract]
Schedule of Balance sheet for associated companies, jointly-controlled investment and related companies

10.              Related parties

	Balance sheet for associated companies, jointly-controlled investment and related companies
	2017					2016
	Odebrecht and		Petrobras and			Odebrecht and	Petrobras and
Balance sheet	subsidiaries		subsidiaries	Other	Total	subsidiaries	subsidiaries	Other	Total
Assets
Current
Trade accounts receivable	7,634		45,184	60,502	113,320	5,634	33,843	28,390	67,867
Inventories	250,904	(i)	118		251,022		5,434		5,434
Dividends and interest on capital				10,859	10,859			14,986	14,986
Other						50			50
Total assets	258,538		45,302	71,361	375,201	5,684	39,277	43,376	88,337

Liabilities
Current
Trade payables	21,530		149,058	700	171,288	77,461	904,090	1,226	982,777
Other receivables	2,338		562	7,591	10,491
Total liabilities	23,868		149,620	8,291	181,779	77,461	904,090	1,226	982,777

(i) Note 10(b.i and b.ii)

Schedule of Transactions between associated companies, jointly-controlled investment and related companies
	Transactions between associated companies, jointly-controlled investment and related companies
	2017					2016					2015
	Odebrecht and		Petrobras and			Odebrecht and		Petrobras and			Odebrecht and		Petrobras and
	subsidiaries		subsidiaries	Other	Total	subsidiaries		subsidiaries	Other	Total	subsidiaries		subsidiaries	Other	Total
Transactions
Sales of products	27,467		1,810,789	629,302	2,467,558	49,051		2,023,815	562,709	2,635,575	64,093		1,620,335	475,836	2,160,264
Purchases of raw materials, finished goods
services and utilities	742,161		12,795,819	5,664	13,543,644	1,564,103	(ii)	12,291,190	56,170	13,911,463	3,692,625	(ii)	12,488,618	108,688	16,289,931
Financial income (expenses)	2,056		(39,433)		(37,377)	(21)		6,452		6,431			6,723		6,723
General and administrative expenses
Post-employment benefits plan ("EPE")
Odebrecht Previdência Privada ("Odeprev")				36,725	36,725				41,845	41,845				44,466	44,466
Acquisition of subsidiary	610,000	1(a.ii)			610,000

(i)                    10(a.i) and (a.ii);

(ii)                  Includes expenses with the Braskem Idesa project, in the amount of  R$734,263 related to the fiscal year ended December 31, 2016 and R$3,177,121 related to the fiscal year ended December 31, 2015.

Schedule of Key management personnel	(b) Key management personnel
Income statement transactions	2017	2016	2015
Remuneration
Short-term benefits	60,303	44,277	46,562
Post-employment benefit	664	515	272
Total	60,967	44,792	46,834